12A. Short term borrowings	12 Months Ended
Dec. 31, 2014
ZHEJIANG TIANLAN
Short term borrowings
	2014	2013
	RMB’000	RMB’000

Bank loan borrowed by the Company (note i)	92,900	59,690
Bank loan borrowed by a subsidiary of the Company (note ii)	5,000	5,000

	97,900	64,690

(i)	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by the Company as of December 31, 2014 bear interest at fixed rates 5.88% to 6.90% (2013: 5.60% to 7.87%) per annum and are secured by the Company’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2014 was approximately RMB4,688,000 (2013: RMB3,704,000 and 2012: RMB3,137,000).

(ii)	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by a subsidiary of the Company as of December 31, 2014 bear interest at fixed rates 7.50% (2013: 7.50%) per annum and are secured by the subsidiary’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2014 was approximately RMB377,000 (2013: RMB391,000).

ZHEJIANG JIAHUAN
Short term borrowings

The short term loans as of December 31, 2014 bear interest at fixed rates ranging from 6.72% to 7.80% per annum with maturity dates from 18 June, 2015 to 10 August, 2015 and are secured by the Company’s buildings and land use right. Interest paid during the years ended December 31, 2014 and 2013 were approximately RMB 2,210,000 and RMB 1,702,000 respectively.